SCHEDULE OF PREFERRED STOCK AT FAIR VALUE ON RECURRING BASIS (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value gain on revaluation of hold back Series C Preferred Stock			$ (607,800)
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred Stock carried at fair value, beginning value	$ 300,000
Fair value of holdback Series C Preferred Stock at acquisition (Note 5)	(82,500)	825,300
Fair value gain on revaluation of hold back Series C Preferred Stock		(525,300)
Preferred Stock carried at fair value, ending value	$ 217,500	$ 300,000	$ 217,500